Highland Tax-Exempt Fund
Highland Tax-Exempt Fund
Investment Objective
The investment objective of Highland Tax-Exempt Fund (“Highland Tax-Exempt Fund” or the “Fund”) is to provide as high a level of income exempt from federal income taxation as is consistent with preservation of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II equity funds and/or asset allocation funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 69 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section on page 64 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Highland Tax-Exempt Fund	Class A		Class C		Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	4.25%		none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
Redemption Fee	none		none		none
[1]	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.
[2]	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Highland Tax-Exempt Fund		Class A	Class C	Class Y
Management fee		0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.06%	1.81%	0.81%
Expense Reimbursement	[1]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.92%	1.67%	0.67%
[1]	Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.65% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2017, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Highland Funds II (the “Trust”), on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months from the date such amounts were paid, waived or reimbursed. The Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Fund’s operating expenses for the year in which the Adviser intends to recoup such amounts.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described in the footnote above. Your actual costs may be higher or lower.
Expense Example - Highland Tax-Exempt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	515	735	972	1,652
Class C	270	556	967	2,115
Class Y	68	245	436	989

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Highland Tax-Exempt Fund | Class C | USD ($)	170	556	967	2,115

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by First Foundation Advisors (“FFA” or the “Sub-Adviser”), the Fund’s sub-adviser. The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital 10-Year Municipal Bond Index. As of December 31, 2015, the effective duration of the Barclays Capital 10-Year Municipal Bond Index was 5.71 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The portfolio manager seeks to identify municipal obligations with characteristics such as:
  attractive yields and prices
  the potential for income generation
  the potential for capital appreciation
  reasonable credit quality
The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also use various types of derivatives (such as options, futures and options on futures) to manage interest rate exposure (also known as duration) and to manage exposure to credit quality. The Fund may also invest in exchange-traded funds (“ETFs”).

The Fund’s policy that at least 80% of its income be exempt from both regular federal income taxes and the federal alternative minimum tax may only be changed with shareholder approval. The reference in the Fund’s investment objective to capital preservation does not indicate that the Fund may not lose money. The investment adviser seeks to employ strategies that are consistent with capital preservation, but there can be no assurance that the investment adviser will be successful in doing so.
Principal Risks
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Credit Risk is the risk that the issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the net asset value (“NAV”) of the Fund.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Exchange-Traded Funds (“ETF”) Risk is the risk that the price movement of an ETF may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Operational and Technology Risk is the risk that cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Fund’s shares.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index or indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented, without which returns would have been lower. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class C and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated information on the Fund’s performance can be obtained by visiting http://highlandfunds.com/highland-funds-2/ or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 5.16% for the quarter ended September 30, 2009 and the lowest calendar quarter total return was -4.17% for the quarter ended December 31, 2010.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Highland Tax-Exempt Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(2.12%)	3.01%	3.11%	3.97%	Sep. 08, 1993
Class A | Return After Taxes on Distributions	(2.80%)	2.80%	3.00%	3.92%	Sep. 08, 1993
Class A | Return After Taxes on Distributions and Sale of Fund Shares	0.23%	2.89%	3.09%	3.93%	Sep. 08, 1993
Class C	0.39%	3.12%	2.78%	3.33%	Sep. 30, 1999
Class Y	2.38%	4.15%	3.80%	4.42%	Sep. 27, 1997
Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.76%	5.55%	5.20%	5.47%	Aug. 31, 1993

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.